Condensed Consolidating Financial Information (Statements of Operations and Comprehensive Income) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Net revenue:
Total net revenue	$ 5,776,000,000	$ 5,515,000,000	$ 5,517,000,000	$ 5,789,000,000	$ 5,444,000,000	$ 5,063,000,000	$ 5,014,000,000	$ 5,327,000,000	$ 22,597,000,000	$ 20,848,000,000	$ 17,636,000,000
Cost of revenue:
Cost of products sold									6,208,000,000	6,924,000,000	6,549,000,000
Cost of subscriptions and services									515,000,000	97,000,000	44,000,000
Intercompany cost of products sold									0	0	0
Purchase accounting effect on inventory								70,000,000	0	70,000,000	4,000,000
Amortization of acquisition-related intangible assets									3,314,000,000	3,004,000,000	2,511,000,000
Restructuring charges									77,000,000	20,000,000	19,000,000
Total cost of revenue									10,114,000,000	10,115,000,000	9,127,000,000
Gross margin	3,152,000,000	3,034,000,000	3,089,000,000	3,208,000,000	2,935,000,000	2,619,000,000	2,551,000,000	2,628,000,000	12,483,000,000	10,733,000,000	8,509,000,000
Research and development									4,696,000,000	3,768,000,000	3,302,000,000
Intercompany operating expense									0	0	0
Selling, general and administrative									1,709,000,000	1,056,000,000	789,000,000
Amortization of acquisition-related intangible assets									1,898,000,000	541,000,000	1,764,000,000
Restructuring, impairment and disposal charges				629,000,000				145,000,000	736,000,000	219,000,000	161,000,000
Litigation settlements									0	14,000,000	122,000,000
Total operating expenses									9,039,000,000	5,598,000,000	6,138,000,000
Operating income (loss)	1,054,000,000	865,000,000	970,000,000	555,000,000	1,652,000,000	1,339,000,000	1,201,000,000	943,000,000	3,444,000,000	5,135,000,000	2,371,000,000
Interest expense									(1,444,000,000)	(628,000,000)	(454,000,000)
Intercompany interest expense									0	0	0
Impairment on investment									0	(106,000,000)	0
Loss on extinguishment of debt					(106,000,000)				0	0	(166,000,000)
Other income, net									226,000,000	144,000,000	74,000,000
Intercompany interest income									0	0	0
Intercompany other income (expense), net									0	0	0
Income (loss) from continuing operations before income taxes and earnings in subsidiaries									2,226,000,000	4,545,000,000	1,825,000,000
Provision for (benefit from) income taxes									(510,000,000)	(8,084,000,000)	35,000,000
Income from continuing operations before earnings in subsidiaries	847,000,000	715,000,000	693,000,000	481,000,000	1,115,000,000	1,197,000,000	3,736,000,000	6,581,000,000	2,736,000,000	12,629,000,000	1,790,000,000
Earnings in subsidiaries									0	0	0
Income from continuing operations and earnings in subsidiaries									2,736,000,000	12,629,000,000	1,790,000,000
Income (loss) from discontinued operations, net of income taxes	0	0	(2,000,000)	(10,000,000)	0	(1,000,000)	(3,000,000)	(15,000,000)	(12,000,000)	(19,000,000)	(6,000,000)
Net income	847,000,000	715,000,000	691,000,000	471,000,000	1,115,000,000	1,196,000,000	3,733,000,000	6,566,000,000	2,724,000,000	12,610,000,000	1,784,000,000
Net income attributable to noncontrolling interest	0	0	0	0	0	0	15,000,000	336,000,000	0	351,000,000	92,000,000
Net income attributable to common stock	818,000,000	715,000,000	691,000,000	471,000,000	1,115,000,000	1,196,000,000	3,718,000,000	6,230,000,000	2,695,000,000	12,259,000,000	1,692,000,000
Comprehensive income
Net income	$ 847,000,000	$ 715,000,000	$ 691,000,000	$ 471,000,000	$ 1,115,000,000	$ 1,196,000,000	$ 3,733,000,000	$ 6,566,000,000	2,724,000,000	12,610,000,000	1,784,000,000
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans									(24,000,000)	(8,000,000)	43,000,000
Other comprehensive income (loss)									(24,000,000)	(8,000,000)	43,000,000
Comprehensive income									2,700,000,000	12,602,000,000	1,827,000,000
Comprehensive income attributable to noncontrolling interest									0	351,000,000	92,000,000
Comprehensive income attributable to common stock									2,700,000,000	12,251,000,000	1,735,000,000
Products
Net revenue:
Total net revenue									18,117,000,000	19,754,000,000	17,033,000,000
Subscriptions and services
Net revenue:
Total net revenue									4,480,000,000	1,094,000,000	603,000,000
Intercompany revenue
Net revenue:
Total net revenue									0	0	0
Parent Guarantor
Net revenue:
Total net revenue									0	0	0
Cost of revenue:
Cost of products sold									0	0	0
Cost of subscriptions and services									0	0	0
Intercompany cost of products sold									0	0	0
Purchase accounting effect on inventory										0	0
Amortization of acquisition-related intangible assets									0	0	0
Restructuring charges									0	0	0
Total cost of revenue									0	0	0
Gross margin									0	0	0
Research and development									0	0	0
Intercompany operating expense									0	0	0
Selling, general and administrative									129,000,000	31,000,000	0
Amortization of acquisition-related intangible assets									0	0	0
Restructuring, impairment and disposal charges									0	0	0
Litigation settlements										0	0
Total operating expenses									129,000,000	31,000,000	0
Operating income (loss)									(129,000,000)	(31,000,000)	0
Interest expense									(753,000,000)	0	0
Intercompany interest expense									(369,000,000)	(67,000,000)	0
Impairment on investment										0
Loss on extinguishment of debt											0
Other income, net									3,000,000	0	0
Intercompany interest income									0	0	0
Intercompany other income (expense), net									893,000,000	111,000,000	0
Income (loss) from continuing operations before income taxes and earnings in subsidiaries									(355,000,000)	13,000,000	0
Provision for (benefit from) income taxes									(277,000,000)	44,000,000	0
Income from continuing operations before earnings in subsidiaries									(78,000,000)	(31,000,000)	0
Earnings in subsidiaries									2,802,000,000	12,290,000,000	1,692,000,000
Income from continuing operations and earnings in subsidiaries									2,724,000,000	12,259,000,000	1,692,000,000
Income (loss) from discontinued operations, net of income taxes									0	0	0
Net income									2,724,000,000	12,259,000,000	1,692,000,000
Net income attributable to noncontrolling interest										0	0
Net income attributable to common stock										12,259,000,000	1,692,000,000
Comprehensive income
Net income									2,724,000,000	12,259,000,000	1,692,000,000
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans									0	0	0
Other comprehensive income (loss)									0	0	0
Comprehensive income									2,724,000,000	12,259,000,000	1,692,000,000
Comprehensive income attributable to noncontrolling interest										0	0
Comprehensive income attributable to common stock										12,259,000,000	1,692,000,000
Parent Guarantor | Products
Net revenue:
Total net revenue									0	0	0
Parent Guarantor | Subscriptions and services
Net revenue:
Total net revenue									0	0	0
Parent Guarantor | Intercompany revenue
Net revenue:
Total net revenue									0	0	0
Subsidiary Issuers
Net revenue:
Total net revenue									1,573,000,000	1,924,000,000	2,119,000,000
Cost of revenue:
Cost of products sold									138,000,000	120,000,000	142,000,000
Cost of subscriptions and services									15,000,000	12,000,000	12,000,000
Intercompany cost of products sold									0	0	12,000,000
Purchase accounting effect on inventory										0	0
Amortization of acquisition-related intangible assets									0	0	7,000,000
Restructuring charges									(7,000,000)	1,000,000	5,000,000
Total cost of revenue									146,000,000	133,000,000	154,000,000
Gross margin									1,427,000,000	1,791,000,000	1,965,000,000
Research and development									1,885,000,000	1,651,000,000	1,490,000,000
Intercompany operating expense									0	0	(66,000,000)
Selling, general and administrative									324,000,000	297,000,000	339,000,000
Amortization of acquisition-related intangible assets									0	0	7,000,000
Restructuring, impairment and disposal charges									17,000,000	53,000,000	54,000,000
Litigation settlements										14,000,000	0
Total operating expenses									2,226,000,000	2,015,000,000	1,824,000,000
Operating income (loss)									(799,000,000)	(224,000,000)	141,000,000
Interest expense									(591,000,000)	(626,000,000)	(411,000,000)
Intercompany interest expense									(162,000,000)	(199,000,000)	(274,000,000)
Impairment on investment										0
Loss on extinguishment of debt											(59,000,000)
Other income, net									25,000,000	88,000,000	30,000,000
Intercompany interest income									308,000,000	1,516,000,000	1,425,000,000
Intercompany other income (expense), net									0	(56,000,000)	(589,000,000)
Income (loss) from continuing operations before income taxes and earnings in subsidiaries									(1,219,000,000)	499,000,000	263,000,000
Provision for (benefit from) income taxes									136,000,000	(7,878,000,000)	67,000,000
Income from continuing operations before earnings in subsidiaries									(1,355,000,000)	8,377,000,000	196,000,000
Earnings in subsidiaries									5,299,000,000	4,266,000,000	1,601,000,000
Income from continuing operations and earnings in subsidiaries									3,944,000,000	12,643,000,000	1,797,000,000
Income (loss) from discontinued operations, net of income taxes									0	(2,000,000)	(13,000,000)
Net income									3,944,000,000	12,641,000,000	1,784,000,000
Net income attributable to noncontrolling interest										351,000,000	92,000,000
Net income attributable to common stock										12,290,000,000	1,692,000,000
Comprehensive income
Net income									3,944,000,000	12,641,000,000	1,784,000,000
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans									0	0	0
Other comprehensive income (loss)									0	0	0
Comprehensive income									3,944,000,000	12,641,000,000	1,784,000,000
Comprehensive income attributable to noncontrolling interest										351,000,000	92,000,000
Comprehensive income attributable to common stock										12,290,000,000	1,692,000,000
Subsidiary Issuers | Products
Net revenue:
Total net revenue									0	0	71,000,000
Subsidiary Issuers | Subscriptions and services
Net revenue:
Total net revenue									0	0	2,000,000
Subsidiary Issuers | Intercompany revenue
Net revenue:
Total net revenue									1,573,000,000	1,924,000,000	2,046,000,000
Non-Guarantor Subsidiaries
Net revenue:
Total net revenue									22,597,000,000	20,848,000,000	17,571,000,000
Cost of revenue:
Cost of products sold									6,070,000,000	6,804,000,000	6,407,000,000
Cost of subscriptions and services									500,000,000	85,000,000	32,000,000
Intercompany cost of products sold									122,000,000	126,000,000	174,000,000
Purchase accounting effect on inventory										70,000,000	4,000,000
Amortization of acquisition-related intangible assets									3,314,000,000	3,004,000,000	2,504,000,000
Restructuring charges									84,000,000	19,000,000	14,000,000
Total cost of revenue									10,090,000,000	10,108,000,000	9,135,000,000
Gross margin									12,507,000,000	10,740,000,000	8,436,000,000
Research and development									2,811,000,000	2,117,000,000	1,812,000,000
Intercompany operating expense									1,451,000,000	1,798,000,000	1,958,000,000
Selling, general and administrative									1,256,000,000	728,000,000	450,000,000
Amortization of acquisition-related intangible assets									1,898,000,000	541,000,000	1,757,000,000
Restructuring, impairment and disposal charges									719,000,000	166,000,000	107,000,000
Litigation settlements										0	122,000,000
Total operating expenses									8,135,000,000	5,350,000,000	6,206,000,000
Operating income (loss)									4,372,000,000	5,390,000,000	2,230,000,000
Interest expense									(100,000,000)	(2,000,000)	(43,000,000)
Intercompany interest expense									(35,000,000)	(1,449,000,000)	(1,425,000,000)
Impairment on investment										(106,000,000)
Loss on extinguishment of debt											(107,000,000)
Other income, net									198,000,000	56,000,000	44,000,000
Intercompany interest income									258,000,000	199,000,000	274,000,000
Intercompany other income (expense), net									(893,000,000)	(55,000,000)	589,000,000
Income (loss) from continuing operations before income taxes and earnings in subsidiaries									3,800,000,000	4,033,000,000	1,562,000,000
Provision for (benefit from) income taxes									(369,000,000)	(250,000,000)	(32,000,000)
Income from continuing operations before earnings in subsidiaries									4,169,000,000	4,283,000,000	1,594,000,000
Earnings in subsidiaries									0	0	0
Income from continuing operations and earnings in subsidiaries									4,169,000,000	4,283,000,000	1,594,000,000
Income (loss) from discontinued operations, net of income taxes									(12,000,000)	(17,000,000)	7,000,000
Net income									4,157,000,000	4,266,000,000	1,601,000,000
Net income attributable to noncontrolling interest										0	0
Net income attributable to common stock										4,266,000,000	1,601,000,000
Comprehensive income
Net income									4,157,000,000	4,266,000,000	1,601,000,000
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans									(24,000,000)	(8,000,000)	43,000,000
Other comprehensive income (loss)									(24,000,000)	(8,000,000)	43,000,000
Comprehensive income									4,133,000,000	4,258,000,000	1,644,000,000
Comprehensive income attributable to noncontrolling interest										0	0
Comprehensive income attributable to common stock										4,258,000,000	1,644,000,000
Non-Guarantor Subsidiaries | Products
Net revenue:
Total net revenue									18,117,000,000	19,754,000,000	16,962,000,000
Non-Guarantor Subsidiaries | Subscriptions and services
Net revenue:
Total net revenue									4,480,000,000	1,094,000,000	601,000,000
Non-Guarantor Subsidiaries | Intercompany revenue
Net revenue:
Total net revenue									0	0	8,000,000
Eliminations
Net revenue:
Total net revenue									(1,573,000,000)	(1,924,000,000)	(2,054,000,000)
Cost of revenue:
Cost of products sold									0	0	0
Cost of subscriptions and services									0	0	0
Intercompany cost of products sold									(122,000,000)	(126,000,000)	(162,000,000)
Purchase accounting effect on inventory										0	0
Amortization of acquisition-related intangible assets									0	0	0
Restructuring charges									0	0	0
Total cost of revenue									(122,000,000)	(126,000,000)	(162,000,000)
Gross margin									(1,451,000,000)	(1,798,000,000)	(1,892,000,000)
Research and development									0	0	0
Intercompany operating expense									(1,451,000,000)	(1,798,000,000)	(1,892,000,000)
Selling, general and administrative									0	0	0
Amortization of acquisition-related intangible assets									0	0	0
Restructuring, impairment and disposal charges									0	0	0
Litigation settlements										0	0
Total operating expenses									(1,451,000,000)	(1,798,000,000)	(1,892,000,000)
Operating income (loss)									0	0	0
Interest expense									0	0	0
Intercompany interest expense									566,000,000	1,715,000,000	1,699,000,000
Impairment on investment										0
Loss on extinguishment of debt											0
Other income, net									0	0	0
Intercompany interest income									(566,000,000)	(1,715,000,000)	(1,699,000,000)
Intercompany other income (expense), net									0	0	0
Income (loss) from continuing operations before income taxes and earnings in subsidiaries									0	0	0
Provision for (benefit from) income taxes									0	0	0
Income from continuing operations before earnings in subsidiaries									0	0	0
Earnings in subsidiaries									(8,101,000,000)	(16,556,000,000)	(3,293,000,000)
Income from continuing operations and earnings in subsidiaries									(8,101,000,000)	(16,556,000,000)	(3,293,000,000)
Income (loss) from discontinued operations, net of income taxes									0	0	0
Net income									(8,101,000,000)	(16,556,000,000)	(3,293,000,000)
Net income attributable to noncontrolling interest										0	0
Net income attributable to common stock										(16,556,000,000)	(3,293,000,000)
Comprehensive income
Net income									(8,101,000,000)	(16,556,000,000)	(3,293,000,000)
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans									0	0	0
Other comprehensive income (loss)									0	0	0
Comprehensive income									(8,101,000,000)	(16,556,000,000)	(3,293,000,000)
Comprehensive income attributable to noncontrolling interest										0	0
Comprehensive income attributable to common stock										(16,556,000,000)	(3,293,000,000)
Eliminations | Products
Net revenue:
Total net revenue									0	0	0
Eliminations | Subscriptions and services
Net revenue:
Total net revenue									0	0	0
Eliminations | Intercompany revenue
Net revenue:
Total net revenue									$ (1,573,000,000)	$ (1,924,000,000)	$ (2,054,000,000)